Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 202,134	$ 202,322
Customer accounts and other restricted cash	1,172,818	1,295,947
Accounts receivable, net of allowance for credit losses of $6,322 and $5,240, respectively	176,283	162,081
Settlement receivables, net of allowance for credit losses of $4,774 and $5,197, respectively	179,404	171,224
Prepaid expenses and other current assets	61,454	74,919
Total current assets	1,792,093	1,906,493
Deferred tax assets	77,273	77,273
Property, plant and equipment, net	18,925	17,213
Operating lease right-of-use assets	28,649	22,120
Derivative financial assets	11,097	10,427
Intangible assets, net	1,109,934	1,163,935
Goodwill	2,006,801	2,023,402
Other assets – non-current	9,381	6,838
Total assets	5,054,153	5,227,701
Current liabilities
Accounts payable and other liabilities	206,649	202,699
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,357,682	1,477,017
Operating lease liabilities – current	8,241	8,233
Contingent and deferred consideration payable – current	10,183	11,828
Liability for share-based compensation – current	3,105	2,701
Total current liabilities	1,596,050	1,712,668
Non-current debt	2,447,162	2,491,643
Lease Liability related to Director	23,357	16,963
Deferred tax liabilities	108,540	111,705
Warrant liabilities	1,698	1,423
Liability for share-based compensation – non-current	2,798	3,108
Contingent and deferred consideration payable – non-current	642	6,878
Total liabilities	4,180,247	4,344,388
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 61,762,538 shares issued and 60,773,119 outstanding as of March 31, 2024 and 61,719,443 shares issued and outstanding as of December 31, 2023	742	741
Additional paid in capital	3,175,160	3,166,012
Accumulated deficit	(2,256,638)	(2,259,694)
Treasury shares - at cost; 989,419 shares as of March 31, 2024 and 0 shares as of December 31, 2023	(14,000)	0
Accumulated other comprehensive loss	(31,358)	(23,746)
Total shareholder's equity	873,906	883,313
Total liabilities and shareholder’s equity	$ 5,054,153	$ 5,227,701